CREDIT FACILITIES AND NOTES PAYABLE AND REPURCHASE FACILTY (Narrative) (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 04, 2020 USD ($) Extension	Mar. 31, 2020 USD ($)	Mar. 27, 2020 USD ($)	Jun. 30, 2020 USD ($) Property Loan	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Property Loan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Outstanding debt				$ 1,713,439,000		$ 1,611,261,000	$ 2,529,666,000
Weighted average years to maturity				2 years 2 months 1 day		2 years 4 months 12 days
Weighted average interest rate (percent)				3.30%		3.90%
Stated interest rate (percent)						9.00%
Debt maturities within next year				$ 201,301,000		$ 165,678,000
Number of real estate properties | Property				381		396
Repayments of first mortgage bond				$ 218,814,000	$ 337,248,000	$ 1,137,022,000	227,181,000	$ 1,341,617,000
Number of mortgage notes not in compliance with covenants | Loan				1		1
Loans held-for-investment and related receivables, net				$ 626,079,000		$ 301,630,000	89,762,000
Subsequent event
Debt Instrument [Line Items]
Transfer mortgage payable		$ 97,000,000	$ 97,000,000
Debt maturities within next year			115,200,000
Purchase of mortgage debt			$ 100,000,000
Mortgages
Debt Instrument [Line Items]
Number of real estate properties | Property						444
Purchase of mortgage debt						$ 130,800,000
Repayments of first mortgage bond						101,300,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Repayments of first mortgage bond						165,000,000
Unsecured Revolving Debt [Member]
Debt Instrument [Line Items]
Repayments of first mortgage bond						266,000,000
Fixed rate debt
Debt Instrument [Line Items]
Outstanding debt				507,447,000		726,261,000	1,178,166,000
Debt security, amount, aggregate gross real estate assets net of gross intangible lease liabilities				$ 865,500,000		$ 1,300,000,000
Fixed rate debt | Minimum
Debt Instrument [Line Items]
Stated interest rate (percent)				2.60%		2.60%
Fixed rate debt | Maximum
Debt Instrument [Line Items]
Stated interest rate (percent)				5.00%		5.00%
Variable Rate Debt
Debt Instrument [Line Items]
Outstanding debt						$ 0	20,500,000
Long term debt maturing in the next year				$ 163,600,000
Line of Credit
Debt Instrument [Line Items]
Outstanding debt				1,131,500,000		885,000,000	$ 1,331,000,000
Interest rate swaps | Variable Rate Debt
Debt Instrument [Line Items]
Outstanding debt				$ 53,600,000		$ 60,000,000
JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Weighted average interest rate (percent)				3.30%		4.00%
Stated interest rate (percent)				2.00%		2.00%
Line of credit maximum borrowing capacity				$ 1,235,000,000		$ 1,240,000,000
Long-term line of credit				995,000,000		885,000,000
Line of credit, current borrowing capacity				240,000,000		349,400,000
Remaining borrowing capacity				60,900,000		107,100,000
Line of credit facility, covenant, minimum consolidated net worth				$ 2,000,000,000		$ 2,000,000,000
Line of credit facility, covenant, minimum consolidated net worth, percentage of equity issuance				75.00%		75.00%
Debt instrument, covenant, fixed charge coverage ratio, minimum (greater than)				1.50		1.50
Reinvestment period				3 years		3 years
Available borrowings				$ 1,250,000,000		$ 1,250,000,000
JPMorgan Chase Bank, N.A. | Minimum
Debt Instrument [Line Items]
Stated interest rate (percent)				0.65%		0.65%
Line of credit facility, covenant, unsecured debt service coverage ratio (greater than)				1.75		0.0175
JPMorgan Chase Bank, N.A. | Maximum
Debt Instrument [Line Items]
Stated interest rate (percent)				1.25%		1.25%
Line of credit facility, covenant, leverage ratio (less than or equal)				60.00%		60.00%
Debt instrument, covenant, unsecured debt to unencumbered asset value ratio (equal or less than)				60.00%		60.00%
Line of credit facility, covenant, secured debt ratio (equal or less than)				40.00%		40.00%
Line of credit facility, covenant, recourse debt ratio (no greater than)				15.00%		15.00%
JPMorgan Chase Bank, N.A. | Line of Credit
Debt Instrument [Line Items]
Long-term line of credit						$ 885,000,000
JPMorgan Chase Bank, N.A. | Term Loan
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity				$ 885,000,000		885,000,000
Long-term line of credit				$ 885,000,000		885,000,000
JPMorgan Chase Bank, N.A. | Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average interest rate (percent)				1.80%
Line of credit maximum borrowing capacity				$ 350,000,000		350,000,000
Long-term line of credit				$ 110,000,000		$ 0
JPMorgan Chase Bank, N.A. | Statutory Reserve Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)				1.65%		1.65%
JPMorgan Chase Bank, N.A. | Statutory Reserve Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)				2.25%		2.25%
JPMorgan Chase Bank, N.A. | Federal funds rate plus
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)				0.50%		0.50%
JPMorgan Chase Bank, N.A. | One-Month LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)				1.00%		1.00%
Citibank | Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average interest rate (percent)				2.00%
Line of credit maximum borrowing capacity				$ 500,000,000		$ 300,000,000
Long-term line of credit				136,500,000		0
Senior loans
Debt Instrument [Line Items]
Loans held-for-investment and related receivables, net				$ 113,682,000		$ 152,820,000
Affiliated Entity | Line of Credit
Debt Instrument [Line Items]
Weighted average interest rate (percent)				2.20%
Line of credit maximum borrowing capacity	$ 300,000,000
Long-term line of credit				$ 74,500,000
Number of extension options | Extension	2
Extension period	1 year
Consolidated net worth, minimum	$ 1,000,000,000
Equity issued by the company, minimum, percent	75.00%
Maximum leverage ratio to total indebtedness to total equity				80.00%
Minimum interest coverage ratio Of EBITDA to interest expense				1.40
Affiliated Entity | Term a | Line of Credit
Debt Instrument [Line Items]
Minimum liquidity	$ 50,000,000
Affiliated Entity | Term b | Line of Credit
Debt Instrument [Line Items]
Minimum liquidity	$ 10,000,000
Recourse indebtedness	5.00%
Affiliated Entity | Senior loans
Debt Instrument [Line Items]
Percent of lending guaranteed, maximum	25.00%
Number of loans | Loan				2
Reinvestment Period
Debt Instrument [Line Items]
Stated interest rate (percent)						1.70%
Reinvestment Period | Line of Credit
Debt Instrument [Line Items]
Stated interest rate (percent)				1.70%		1.70%
Amortization Period
Debt Instrument [Line Items]
Stated interest rate (percent)						2.00%
Amortization Period | Line of Credit
Debt Instrument [Line Items]
Stated interest rate (percent)				2.00%		2.00%
Cash Flow Hedging | JPMorgan Chase Bank, N.A. | Interest rate swaps | Term Loan
Debt Instrument [Line Items]
Weighted average interest rate (percent)				3.70%		4.00%
Long-term line of credit				$ 811,700,000		$ 811,700,000